UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CliftonLarsonAllen Wealth Advisors, LLC
Address: 220 South Sixth Street
         Suite 300
         Minneapolis, MN 55402

13F File Number:  028-15253

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shawn Harris
Title:     Compliance Administration
Phone:     (608) 662-9485

Signature, Place, and Date of Signing:

 /s/     Shawn Harris     Middleton, WI/USA     May 10, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $179,105 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                      	    	   SHARES/ SH/ 	PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF		  VALUE
				 CLASS   	CUSIP     (x$1000) PRN AMT PRN  CALL DSCRETN MANAGERS        SOLE   SHARED  NONE
------------------------------   ---------      --------- -------- -------- --- ---- ------- ------------ ------- -------- -------
American Strategic Income Portfolio  COM	03009T101   267	     36,690	  SH	SOLE			0	0  36,690
Commerce Bancshares Inc Missouri     COM	200525103 1,691	     41,405	  SH	SOLE			0	0  41,405
General Growth Pptys Inc	     COM	370023103   610	     30,667 	  SH	SOLE			0	0  30,667
Hormel Foods Corp.	             COM	440452100   434	     10,494	  SH	SOLE		 	0	0  10,494
IShares S&P US Preferred Stock 	LG VALUEINDEX   464288687 2,055	     50,724	  SH	SOLE			0	0  50,724
Ishares Comex Gold Trust	 ISHARES	464285105 13,084    843,061	  SH	SOLE			0	0 843,061
iShares Tr MSCI EAFE Index Fund	     PUT	464287465  4,260     72,225	 PUT	SOLE			0	0  72,225
iShares Tr Russell 2000 In	     PUT	464287655  1,127     11,937	 PUT	SOLE			0	0  11,937
iShares Trust Russell 1000 Value     PUT	464287598  4,572     56,327	 PUT	SOLE			0	0  56,327
J. C. Penney Co. Inc.		     COM	708160106    453     30,000	  SH	SOLE			0	0  30,000
Market Vectors Gold Miners	GOLD MINER ETF	57060U100  6,595    174,247	  SH	SOLE			0	0 174,247
PIMCO Total Return ETF		TOTL RETN ETF	72201R775 20,918    190,544	  SH	SOLE			0	0 190,544
PowerShares FTSE US 1500	FTSE US1500 SM	73935X567  2,757     35,413	  SH	SOLE			0	0  35,413
Schwab U.S. Large-Cap ETF	US BRD MKT ETF	808524201  4,675    125,168	  SH	SOLE			0	0 125,168
Schwab US Large Cap Growth	US LCAP GR ETF	808524300 18,103    486,114	  SH	SOLE			0	0 486,114
Schwab US Large Cap Value ETF	US LCAP VA ETF	808524409 18,086    509,758	  SH	SOLE			0	0 509,758
SPDR Lehman Municipal ETF	NUVN BRCLY MUNI	78464A458    345     14,357	  SH	SOLE			0	0  14,357
SPDR S&P Dividend		S&P DIVID ETF	78464A763 20,256    306,959	  SH	SOLE			0	0 306,959
US Bank Corp			COM NEW		902973304  5,845    172,264	  SH	SOLE			0	0 172,264
US Commodity Index Fund		COM IDX FND	911717106    641     11,250	  SH	SOLE			0	0  11,250
Vanguard European ETF		MSCI EUROPE ETF	922042874    526     10,708	  SH	SOLE			0	0  10,708
Vanguard FTSE Emerging Markets	FTSE EMR MKT ETF922042858  2,461     57,375	  SH	SOLE			0	0  57,375
Vanguard Growth ETF		GROWTH ETF	922908736  2,135     27,550	  SH	SOLE			0	0  27,550
Vanguard MSCI EAFE		MSCI EAFE ETF	921943858 14,768    405,371	  SH	SOLE			0	0 405,371
Vanguard S&P 500 ETF		S&P 500ETF SH	922908413    845     11,794	  SH	SOLE			0	0  11,794
Vanguard Value ETF		VALUE ETF	922908744  1,781     27,181	  SH	SOLE			0	0  27,181
Wisdom Tree Mid Cap Dividend	MIDCAP DIVI ETF	97717W505  5,028     77,101	  SH	SOLE			0	0  77,101
Wisdom Tree Japan Hedged Equity JAPN HEDGE EQT	97717W851 24,785    573,858	  SH	SOLE			0	0 573,858

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